                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:   February 28, 1994
                                                    Estimated average burden
                       UNITED STATES                hours per form.........24.60
            SECURITIES AND EXCHANGE COMMISSION      ----------------------------
                  Washington, D.C.  20549           ============================
                                                             SEC USE ONLY
                         FORM 13F                   ----------------------------

                                                    ============================

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

      Report for the Calendar Year or Quarter Ended:  September 30, 1999

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

Strome Investment Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wilshire Blvd., 15th Floor         Santa Monica         CA          90401
--------------------------------------------------------------------------------
Business Address    (Street)              (City)          (State)       (Zip)

Jeffrey S. Lambert   (310) 917-6600    Chief Financial Officer
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

-----------------------------------ATTENTION------------------------------------
      Intentional misstatements or omissions of facts constitute Federal
                             Criminal Violations.
                   See 18 U.S.C. 1001 and 18 U.S.C. 7811(a)
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Santa Monica and State of California on the 8th day of November, 1999.

                                         Strome Investment Management, L.P.
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                               /s/ Jeffrey S. Lambert
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                               to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                  13F File No.:   Name:                                  13F File No.:
-------------------------------------  -------------   -------------------------------------  -------------
1. Mark Strome                           28-4168       6.
-------------------------------------  -------------   -------------------------------------  -------------
2.                                                     7.
-------------------------------------  -------------   -------------------------------------  -------------
3.                                                     8.
-------------------------------------  -------------   -------------------------------------  -------------
4.                                                     9.
-------------------------------------  -------------   -------------------------------------  -------------
5.                                                     10.
-------------------------------------  -------------   -------------------------------------  -------------

                                                                 SEC 1685 (5/91)

                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:   February 28, 1994
                                                    Estimated average burden
                       UNITED STATES                hours per form.........24.60
            SECURITIES AND EXCHANGE COMMISSION      ----------------------------
                  Washington, D.C.  20549           ============================
                                                             SEC USE ONLY
                         FORM 13F                   ----------------------------

                                                    ============================

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

      Report for the Calendar Year or Quarter Ended:  September 30, 1999

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

Mark E. Strome
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wilshire Blvd., 15th Floor         Santa Monica         CA          90401
--------------------------------------------------------------------------------
Business Address    (Street)              (City)          (State)       (Zip)

Jeffrey S. Lambert   (310) 917-6600    Chief Financial Officer
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

-----------------------------------ATTENTION------------------------------------
      Intentional misstatements or omissions of facts constitute Federal
                             Criminal Violations.
                   See 18 U.S.C. 1001 and 18 U.S.C. 7811(a)
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Santa Monica and State of California on the 8th day of November, 1999.

                                                    Mark E. Strome
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                               /s/ Jeffrey S. Lambert
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                               to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                  13F File No.:   Name:                                  13F File No.:
-------------------------------------  -------------   -------------------------------------  -------------
1. Strome Investment Management, L.P.    28-4392       6.
-------------------------------------  -------------   -------------------------------------  -------------
2.                                                     7.
-------------------------------------  -------------   -------------------------------------  -------------
3.                                                     8.
-------------------------------------  -------------   -------------------------------------  -------------
4.                                                     9.
-------------------------------------  -------------   -------------------------------------  -------------
5.                                                     10.
-------------------------------------  -------------   -------------------------------------  -------------

                                                                 SEC 1685 (5/91)

STROME SUSSKIND FIRM
11/04/99 12:59 PM STEVE                 13F                            PAGE:   1
G:JEFF13F /CONSOLIDATED               09/30/99


                                                                            INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                        ------------------------------   ------------------------
SECURITY                          CUSIP    MARKET VALUE    QUANTITY     SOLE       SHARE    OTHER MGRS   SOLE     SHARE      NONE
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
CHASTAIN CAP CORP               161697107    3,484,500      500,000                500,000                        500,000
IMPERIAL CR COML MTG INVT CO    45272T102   15,589,200    1,417,200              1,417,200                      1,417,200
MORTGAGE INVESTMENT CORP
WILSHIRE REAL ESTATE INVT IN    971892104    2,734,375      875,000                875,000                        875,000
                                            ----------
                                            21,808,075

COMMON STOCK
ADVANCED FIBRE COMM INC         00754A105      534,000       24,000                 24,000                         24,000
AMERICAN SKIING CO              029654308      150,000       40,000                 40,000                         40,000
AMGEN INC                       031162100      326,000        4,000                  4,000                          4,000
BANK PLUS CORP                  064446107    7,394,638    1,714,500              1,714,500                      1,714,500
CL A NEW
BROWN & SHARPE MFG CO           115223109       47,500       20,000                 20,000                         20,000
CIRRUS LOGIC INC                172755100      198,000       18,000                 18,000                         18,000
COMVERSE TECHNOLOGY INC         205862402      754,504        8,000                  8,000                          8,000
COM PAR $0.10
CONOCO INC                      208251405      273,750       10,000                 10,000                         10,000
CORNING INC                     219350105      274,252        4,000                  4,000                          4,000
CRESCENT OPER INC               22575M100      849,505      207,500                207,500                        207,500
CYBERGOLD INC                   23246N105      148,125       15,000                 15,000                         15,000
DE BEERS CONS MINES LTD         240253302      270,000       10,000                 10,000                         10,000
ADR
DIVERSINET CORP                 25536K204      305,640       30,000                 30,000                         30,000
E PIPHANY INC                   26881V100      511,875       10,500                 10,500                         10,500
F5 NETWORKS INC                 315616102    1,360,000       20,000                 20,000                         20,000
FURON CO                        361106107      224,442        9,000                  9,000                          9,000
GREY WOLF INC                   397888108    4,889,910    1,629,970              1,629,970                      1,629,970
HARBINGER CORP                  41145C103      320,625       19,000                 19,000                         19,000
HOLLYWOOD PK INC NEW            436255103      461,250       30,000                 30,000                         30,000
PAIRED CTF
IMPERIAL CR INDS INC            452729106    2,428,125      555,000                555,000                        555,000
INTERLEAF INC                   458729209      314,500       18,500                 18,500                         18,500
JDS UNIPHASE CORP               46612J101      227,626        2,000                  2,000                          2,000
KEY ENERGY SVCS INC             492914106    5,513,277    1,116,500              1,116,500                      1,116,500
LOCAL FINL CORP                 539553107    2,220,000      240,000                240,000                        240,000
LONG BEACH FINL CORP            542446109   19,526,250    1,230,000              1,230,000                      1,230,000
NETIA HLDGS S A                 64114B104   10,326,470      590,084                590,084                        590,084
NETOPIA INC                     64114K104      438,625       11,000                 11,000                         11,000
NIELSEN MEDIA RESH INC          653929307      223,128        6,000                  6,000                          6,000
NORTEL NETWORKS CORP            656569100      408,000        8,000                  8,000                          8,000
PENNCORP FINL GROUP INC         708094107    1,086,420    1,579,100              1,579,100                      1,579,100
PLAINS RES INC                  726540503   14,764,750      826,000                826,000                        826,000
COM PAR $0.10

(page)

STROME SUSSKIND FIRM
11/04/99 12:59 PM STEVE                   13F                          PAGE:   2
G:JEFF13F /CONSOLIDATED                 09/30/99

                                                                            INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                        ------------------------------   -----------------------
SECURITY                          CUSIP    MARKET VALUE    QUANTITY     SOLE      SHARE     OTHER MGRS   SOLE    SHARE      NONE
--------------------------------------------------------------------------------------------------------------------------------
RISCORP INC                     767597107      200,100      115,000              115,000                        115,000
SAVILLE SYS PLC                 805174109      205,632       14,000               14,000                         14,000
SPONSORED ADR
SAVOIR TECHNOLOGY GROUP INC     80533W107    1,580,040      187,253              187,253                        187,253
TALISMAN ENERGY INC             87425E103    1,063,098       35,510               35,510                         35,510
THORATEC LABS CORP              885175307       76,250       10,000               10,000                         10,000
TIFFANY & CO NEW                886547108      239,752        4,000                4,000                          4,000
TRICORD SYS INC                 896121100      105,000       30,000               30,000                         30,000
UNISYS CORP                     909214108    3,881,697       86,021               86,021                         86,021
                                           -----------
                                            84,122,759

GOLD STOCKS
NEWMONT MNG CORP                651639106      336,375       13,000               13,000                         13,000
                                           -----------
                                               336,375

MUTUAL FUNDS EQUITY
ALLIANCE ALL-MKT ADVANTAGE      01852M108      425,568       11,000               11,000                         11,000
BAKER FENTRESS & CO             057213100    1,693,467      121,500              121,500                        121,500
BOULDER TOTAL RETURN FD INC     101541100      165,438       15,300               15,300                         15,300
CLEMENTE GLOBAL GRWTH FD INC    185569100    1,710,787      123,300              123,300                        123,300
DELAWARE GRP DIVID & INCOME     245915103      131,300       10,400               10,400                         10,400
EMERGING MKTS INFRAST FD INC    290921105      301,702       34,980               34,980                         34,980
FRANCE GROWTH FD INC            35177K108      865,862       61,300               61,300                         61,300
JOHN HANCOCK BK&THRIFT OPTY     409735107      386,750       45,500               45,500                         45,500
SH BEN INT
INVESCO GLOBAL HEALTH SCIENC    46128N109      439,437       28,124               28,124                         28,124
FUND
LATIN AMER INVT FD INC          518279104      113,443       11,000               11,000                         11,000
MEXICO FD INC                   592835102      239,733       17,200               17,200                         17,200
NEW SOUTH AFRICA FD INC         64880R101        9,779       97,791               97,791                         97,791
THERMO OPPORTUNITY FD INC       883580102      105,238       14,900               14,900                         14,900
                                           -----------
                                             6,588,508

PRIVATE PLACEMENTS
SAVOIR TECHNOLGY - RSTD         99SVTGPRR      842,085      101,334              101,334                        101,334
                                           -----------
                                               842,085

PRIVATE PLACEMENTS-CANADA DOLLAR
                                           -----------
EQUITY PUT OPTIONS
                                           -----------
ADR'S
                                           -----------

                                           ===========
                                           113,697,802